Supplementary cash flow information - Net change in non-cash working capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash Flow Statement [Abstract]
Accounts receivable	$ (47,789)	$ (42,336)
Work in progress	(116,260)	(12,354)
Prepaid expenses and other assets	(10,907)	(33,631)
Long-term financial assets	22,929	(10,241)
Accounts payable and accrued liabilities	108,188	60,822
Accrued compensation and employee-related liabilities	(43,429)	233,670
Deferred revenue	43,656	62,307
Income taxes	(2,626)	59,620
Provisions	(41,561)	(105,292)
Long-term liabilities	(28,074)	1,535
Derivative financial instruments	(70)	(249)
Retirement benefits obligations	5,050	1,013
Increase (decrease) in working capital	$ (110,893)	$ 214,864